SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2022
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives
Building | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	45 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years